Stock Option and bonus plans (Details 1) (USD $)	12 Months Ended
Mar. 31, 2013 Decimal
$4.50
Exercisable, Weighted Average Exercise Price	$ 4.50
Outstanding, Number	30,000
Outstanding, Weighted Average Remaining Life	2.8
Exercisable, Number	30.000
$6.12
Exercisable, Weighted Average Exercise Price	$ 6.12
Outstanding, Number	40,000
Outstanding, Weighted Average Remaining Life	1.0
Exercisable, Number	40,000
$6.20
Exercisable, Weighted Average Exercise Price	$ 6.20
Outstanding, Number	40,000
Outstanding, Weighted Average Remaining Life	1.5
Exercisable, Number	40,000
$5.71
Exercisable, Weighted Average Exercise Price	$ 5.71
Outstanding, Number	110,000
Outstanding, Weighted Average Remaining Life	1.7
Exercisable, Number	110,000